Reverse Capitalization - Schedule of Reverse Recapitalization (Details) - shares	Nov. 18, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Reverse Recapitalization [Line Items]
Forward Purchase Agreement shares (in shares)	10,000,000
Common stock, shares outstanding (in shares)	173,524,403	173,524,360	155,541,074
Founder Shares
Schedule Of Reverse Recapitalization [Line Items]
Stock issued (in shares)	6,900,000
Tiga
Schedule Of Reverse Recapitalization [Line Items]
Stock issued (in shares)	485,233
Legacy Grindr
Schedule Of Reverse Recapitalization [Line Items]
Stock issued (in shares)	156,139,170
Common stock, shares outstanding (in shares)	111,294,372